THE ADVISORS' INNER CIRCLE FUND III

            FIERA CAPITAL DIVERSIFIED ALTERNATIVES FUND (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 28, 2017
               TO THE FUND'S SUMMARY PROSPECTUS, PROSPECTUS, AND
     STATEMENT OF ADDITIONAL INFORMATION ("SAI"), EACH DATED MARCH 1, 2017

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

As of December 31, 2017 (the "Effective Date"), Ellington Management Group, L.L.C. ("Ellington") will no longer serve as a sub-adviser to the Fund, and Fiera Capital Inc. (the "Adviser") will directly manage a portion of the Fund's assets.

Accordingly, as of the Effective Date, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1. The "Principal Investment Strategies" section in the Summary Prospectus, and the corresponding section of the Prospectus, are hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, the Adviser employs a "multi-manager" approach, whereby it selects sub-advisers ("Sub-Advisers") to manage portions of the Fund's assets pursuant to various alternative investment strategies. Fund assets not allocated to Sub-Advisers are managed directly by the Adviser pursuant to alternative investment strategies, including through investments in unregistered (i.e., hedge) funds. When allocating assets among strategies and Sub-Advisers, the Adviser generally uses a proprietary "risk budgeting" process that assigns a risk allocation to each strategy and Sub-Adviser based on, among other things, the volatilities and price relationships of each strategy's or Sub-Adviser's holdings relative to other strategies or Sub-Advisers. The Adviser may reallocate Fund assets when a strategy's or Sub-Adviser's risk allocation varies from its target.

The principal strategies that may be employed by the Fund include:

     o GLOBAL MACRO: Global macro strategies may be long, short or neutral and seek to profit from movements in broad asset classes. Global macro strategies may utilize a fundamental approach (i.e., base investment decisions on an assessment of the valuation factors that drive asset class pricing), a "CTA" or technical approach (i.e., base investment decisions on a statistical analysis of past price and volume patterns), or a combination of both. The asset class universe traded for such strategies is typically within highly liquid and marketable securities.

     o RELATIVE VALUE: Relative value strategies seek to profit from price differences between related assets. These strategies may have limited market exposure, or may be market neutral with respect to overall positioning. Relative value strategies may utilize a fundamental approach (i.e., based upon a qualitative assessment of value between assets or securities), a quantitative approach (e.g., systematically-driven equity market neutral strategies), or a combination of both.

     o EQUITY TRADING: Equity-based strategies encompass a wide range of investment programs, and may include long-biased (strategies that are expected to have a consistent level of long market exposure over time), long/short (strategies that seek to profit from both increases and decreases in security prices), event driven (strategies which seek to take advantage of corporate events such as mergers, restructurings, spin-offs and others), sector-specialist (strategies which specialize in certain market sectors such as technology, financials, biotech, and others), and other strategies which seek to trade price discrepancies in stocks based upon their perceived value based on fundamental, technical, or other factors. Strategies may trade stocks globally, including within the emerging markets.

     o TACTICAL TRADING: Tactical trading strategies seek to profit from trade opportunities that are not captured by the above categories. These strategies have market exposure that may vary among long, short and neutral (strategies that take long and short positions in order to hedge certain market risks). The investment approach is opportunistic and may utilize a variety of fundamental and quantitative inputs to make trading decisions, including the analysis of investor flows and behavior. Potential sources of return may be rooted in investor behavioral biases, mispricings inherent in market micro structure, and risk premia from factors such as growth, inflation, liquidity and tail risk.

The Fund principally invests in common stocks of domestic and foreign issuers of any market capitalization, investment grade fixed income securities of any maturity or duration, futures contracts, foreign exchange futures, and commodity-linked derivatives. The Fund may invest in derivatives to generate positive returns, for hedging or risk management purposes, to limit volatility and to provide exposure to an instrument without directly purchasing it. The Fund also may engage in short sales.

As of December 31, 2017, the Fund's assets were allocated as follows:

--------------------------------------------------------------------------------
INVESTMENT ADVISER                                 INVESTMENT STRATEGY
--------------------------------------------------------------------------------
Fiera Capital Inc.                                 Relative Value
                                                   Tactical Trading
--------------------------------------------------------------------------------
Acadian Asset Management LLC                       Equity Trading (Long/Short)
--------------------------------------------------------------------------------
Karya Capital Management LP                        Global Macro (Discretionary)
--------------------------------------------------------------------------------
Mizuho Alternative Investments, LLC                Global Macro (Systematic)
                                                   Tactical Trading
--------------------------------------------------------------------------------

Up to 10% of the Fund's assets may be invested in unregistered (i.e., hedge) funds. Due to its investment strategy, the Fund may buy and sell securities frequently.

2. THE "PRINCIPAL INVESTMENT STRATEGIES" DISCLOSURE IN THE "MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE
     FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES

In pursuing the Fund's investment objective, the Adviser employs a "multi-manager" approach, whereby it selects sub-advisers ("Sub-Advisers") to manage portions of the Fund's assets pursuant to various alternative investment strategies. Fund assets not allocated to Sub-Advisers are managed directly by the Adviser pursuant to alternative investment strategies, including through investments in unregistered (i.e., hedge) funds. When allocating assets among strategies and Sub-Advisers, the Adviser generally uses a proprietary "risk budgeting" process that assigns a risk allocation to each strategy and Sub-Adviser based on, among other things, the volatilities and price relationships of each strategy's or Sub-Adviser's holdings relative to other strategies or Sub-Advisers. The Adviser may reallocate Fund assets when a strategy's or Sub-Adviser's risk allocation varies from its target.

The principal strategies that may be employed by the Fund include:

     o GLOBAL MACRO: Global macro strategies may be long, short or neutral and seek to profit from movements in broad asset classes. Global macro strategies may utilize a fundamental approach (i.e., base investment decisions on an assessment of the valuation factors that drive asset class pricing, which include growth, inflation, monetary policy, and other macroeconomic variables), a "CTA" or technical approach (i.e., base investment decisions on a statistical analysis of past price and volume patterns), or a combination of both. Implementation of the strategy may be discretionary, systematic or a combination of both. A discretionary approach entails a process which is driven primarily by human decisions, while a systematic approach entails a strategy that is primarily implemented by a statistical and computer-based framework. The trading frequency or time frame of holding periods may vary from short-term (days or weeks) to long-term (multiple months). The asset class universe traded for such strategies is typically within highly liquid and marketable securities across global equity, fixed income, foreign exchange, and commodity markets.

     o RELATIVE VALUE: Relative value strategies seek to profit from price differences between related assets. These strategies may have limited market exposure, or may be market neutral with respect to overall positioning. Relative value strategies may utilize a fundamental approach (i.e., based upon a qualitative assessment of value between assets or securities), a quantitative approach (e.g., systematically-driven equity market neutral strategies), or a combination of both. Implementation of the strategy may be discretionary, systematic or a combination of both. Asset classes traded within relative value strategies may include equity and/or fixed income securities from the same or different issuers, government bonds, foreign exchange, and commodities.

     o EQUITY TRADING: Equity-based strategies encompass a wide range of investment programs, and may include long-biased (strategies that are expected to have a consistent level of long market exposure over time), long/short (strategies that seek to profit from both increases and decreases in security prices), event driven (strategies which seek to take advantage of corporate events such as mergers, restructurings, spin-offs and others), sector-specialist (strategies which specialize in certain market sectors such as technology, financials, biotech, and others), and other strategies which seek to trade price discrepancies in stocks based upon their perceived value based on fundamental, technical, or other factors. These strategies typically carry a long exposure to the overall stock market. Implementation of the strategy may be discretionary, systematic or a combination of both. Strategies may trade stocks globally, including within the emerging markets.

     o TACTICAL TRADING: Tactical trading strategies seek to profit from trade opportunities that are not captured by the above categories. These strategies have market exposure that may vary among long, short and neutral (strategies that take long and short positions in order to hedge certain market risks). The investment approach is opportunistic and may utilize a variety of fundamental and quantitative inputs to make trading decisions, including the analysis of investor flows and behavior. Potential sources of return may be rooted in investor behavioral biases, mispricings inherent in market micro structure, and risk premia from factors such as growth, inflation, liquidity and tail risk. Trading frequency or time frame of holding periods tends to be relatively short-term (days to several weeks). The asset class universe traded for such strategies is typically within highly liquid and marketable securities across global equity, fixed income, foreign exchange, and commodity markets.

The Fund principally invests in common stocks of domestic and foreign issuers of any market capitalization, investment grade fixed income securities of any maturity or duration, futures contracts, foreign exchange futures, and commodity-linked derivatives. The Fund may invest in derivatives to generate positive returns, for hedging or risk management purposes, to limit volatility and to provide exposure to an instrument without directly purchasing it. The Fund also may engage in short sales.

Up to 10% of the Fund's assets may be invested in unregistered (i.e., hedge) funds. Due to its investment strategy, the Fund may buy and sell securities frequently.

The investments and strategies described in this Prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.

This Prospectus describes the Fund's principal investment strategies and risks, and the Fund will normally invest in the types of securities and other investments described in this Prospectus. In addition to the securities and other investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in the SAI (for information on how to obtain a copy of the SAI see the back cover of this Prospectus). Of course, there is no guarantee that the Fund will achieve its investment objective.

3. ALL REMAINING REFERENCES TO ELLINGTON IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI ARE HEREBY DELETED.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 RLL-SK-008-0100



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